UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22132

Aberdeen Funds

(Exact name of registrant as specified in charter)

5 Tower Bridge, 300 Barr Harbor Dr., Suite 300 West Conshohocken, PA 19428
(Address of principal executive offices)	(Zip code)

Lucia Sitar, Esquire

c/o Aberdeen Asset Management, Inc.

1735 Market Street, 37th Floor

Philadelphia, PA 19103

With Copies to:

Barbara A. Nugent, Esquire

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 238-3600

Date of fiscal year end: October 31

Date of reporting period: April 30, 2008

Item 1.	Reports to Stockholders.

As of the end of the reporting period, the Registrant had not yet commenced operations. The financials for the seed capital are attached hereto.

ABERDEEN FUNDS

Aberdeen Small Cap Fund

Statement of Net Assets

April 30, 2008

(Unaudited)

Aberdeen Small Cap Fund
Assets:
Cash	$100,000

Total Assets	100,000
Net Assets:	$100,000

Shares Outstanding (no par value, unlimited shares authorized):
Institutional Class	6,849

Net Asset Value, Offering Price and Redemption Price per share:
Institutional Class	$14.60

See notes to financial statements

ABERDEEN FUNDS

Aberdeen Small Cap Fund

Statement of Change in Net Assets

January 24, 2008 through April 30, 2008

(Unaudited)

Capital Transactions:
Institutional Class
Proceeds from Shares Issued	$100,000

Total Change in Net Assets from Capital Transactions	$100,000

Net Assets:
End of Period	$100,000

Share Transactions:
Institutional Class
Issued	6,849

Total Change in Shares	6,849

See notes to financial statements

ABERDEEN FUNDS

Notes to Financial Statements

April 30, 2008

(Unaudited)

1.	Organization

Aberdeen Funds (the “Trust”) is an open-end management investment company formed as a statutory trust under the laws of the state of Delaware by a Certificate of Trust filed on September 27, 2007. The Trust currently consists of 26 separate series, each with its own investment objective. The Aberdeen Small Cap Fund (the “Fund”), is a diversified open-end management investment company as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). This report contains the Financial Statements of the Fund.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with vendors and others that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. As of the end of the reporting period, the Trust and the Fund had not yet commenced operations.

2.	Significant Accounting Policies:

Basis of Presentation: The Fund prepared its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

Federal Income Taxes: It is the policy of each Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the series of the Trust, including the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

3.	Investment Adviser: Under the Investment Advisory Agreement with the Trust, Aberdeen Asset Management Inc. (“Aberdeen”) will manage the Fund in accordance with the policies and procedures established by the Trustees.

For services provided under the Investment Advisory Agreement, Aberdeen will receive an annual fee paid monthly based on average daily net assets of the Fund according to the following schedule:

Fund	Assets	Investment Advisory Fee
Aberdeen Small Cap Fund	up to $100 million	0.95%
	$100 million or more	0.80%

Fund Administration: Under the terms of a Fund Administration, Aberdeen will provide various administrative and accounting services, including daily valuation of the Fund’s shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. For fund administration, the Fund will pay Aberdeen a combined annual fee based on the Trust’s average daily net assets as follows:

Asset Level	Aggregate Fees as a Percentage of Net Assets
First $500 million	0.045%
Over $500 million to $2 billion	0.030%
Over $2 billion	0.015%

Sub-Administrator, Transfer Agent and Fund Accountant: The Trust has entered into a Services Agreement with Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citibank, N.A., whereby Citi will provide transfer agent, dividend disbursement agent, and fund accounting services. For these services, the Trust will pay Citi an asset based annual fee and a per account fee for some portions of the services. Aberdeen has entered into a Sub-Administration Agreement with Citi whereby Citi will assist Aberdeen in providing certain of the administration services for the Fund. For these services, Aberdeen pays Citi an annual fee based on the average daily net assets of the aggregate of all the Funds of the Trust that Citi is providing such services for.

Distributor: The Trust and Aberdeen Fund Distributors LLC, (the “Distributor” or “AFD”) are parties to a Distribution Agreement, (the “Distribution Agreement”) whereby the Distributor will act as principal underwriter for the Trust’s shares.

The Distributor will also receive the proceeds of contingent deferred sales charges imposed on certain redemptions of Class B, Class C, Class X and Class Y shares (and certain Class A shares).

The distributor will reallow to dealers 5.00% of sales charges on Class A shares of the series of the Trust which have a maximum front-end sales charge 5.75%, 4.00% of sales charges on Class A shares of the series of the Trust which have a maximum front-end sales charge of 4.75%, 3.00% of sales charges on Class A shares of the series of the Trust which have a maximum front-end sales charge of 3.75%, 4.00% on Class B and Class X shares of the series of the Trust, 1.85% on Class C and Class Y shares of the series of the Trust, 4.00% on Class D shares of the series of the Trust.

Distribution Plan: The Trust has adopted a Distribution Plan (the “Plan”) under Rule 12b-1 of the 1940 Act with respect to certain classes of shares. The Plan permits the Funds to compensate AFD, as the Funds’ Distributor, for expenses associated with the distribution of certain classes of shares of the series of the Trust. Although actual distribution expenses may be more or less, under the Plan the series of the Trust will pay the distributor an annual fee in an amount that will not exceed the following amounts:

•	0.25% of the average daily net assets of Class A shares of each applicable series of the Trust (distribution or services fees);

•	1.00% of the average daily net assets of Class B and Class C shares for each applicable series of the Trust (0.25% service fees);

•	0.50% of the average daily net assets of the Class R Shares of each applicable series of the Trust (0.25% of which must be either a distribution or service fee); and

•	0.85% of the average daily net assets of Class X and Class Y shares for each applicable series of the Trust (0.10% of which is a service fee).

The Advisor or an affiliate of the Advisor may pay additional amounts from its own resources to dealers or other financial intermediaries, for aid in distribution or for aid in providing administrative services to shareholders.

Administrative Services Plan: Under the terms of an Administrative Services Plan, a series of the Trust is permitted to enter into Servicing Agreements with servicing organizations, such as broker-dealers and financial institutions, who agree to provide certain administrative support services in connection with the Class A, Class D, Class R and Institutional Service Class shares of the series of the Trust (as applicable).

Item 2.	Code of Ethics.

Not applicable for the reporting period.

Item 3.	Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4.	Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a) The registrant had not yet commenced investment operations as of the close of the reporting period. Therefore, no Schedule of Investments in securities of unaffiliated issuers is included herein or as part of the seed capital financials filed under Item 1 of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)

Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aberdeen Funds

By: (Signature and Title)*	/s/ Joseph Malone, Treasurer

Date:	June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)*	/s/ Vincent Esposito, President

Date:	June 27, 2008

By: (Signature and Title)*	/s/ Joseph Malone, Treasurer

Date:	June 27, 2008